Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–61.12%
Aerospace & Defense–3.50%
General Dynamics Corp.	2,325	$422,127
Raytheon Technologies Corp.	5,033	388,900
Textron, Inc.	5,215	292,457
		1,103,484
Apparel Retail–0.96%
TJX Cos., Inc. (The)	4,579	302,901
Automobile Manufacturers–2.46%
General Motors Co.	13,504	775,940
Building Products–1.79%
Johnson Controls International PLC	8,382	500,154
Trane Technologies PLC	389	64,403
		564,557
Cable & Satellite–1.56%
Charter Communications, Inc., Class A(b)	407	251,127
Comcast Corp., Class A	4,438	240,140
		491,267
Commodity Chemicals–0.65%
Dow, Inc.	3,208	205,120
Construction & Engineering–0.61%
Quanta Services, Inc.	2,195	193,116
Consumer Finance–0.88%
American Express Co.	1,974	279,203
Data Processing & Outsourced Services–0.61%
Fiserv, Inc.(b)	1,613	192,012
Diversified Banks–4.27%
Bank of America Corp.(c)	18,853	729,423
Wells Fargo & Co.	15,843	618,986
		1,348,409
Electric Utilities–1.56%
Duke Energy Corp.	1,480	142,864
Exelon Corp.	4,042	176,797
FirstEnergy Corp.	4,987	172,999
		492,660
Electrical Components & Equipment–0.46%
Emerson Electric Co.	1,625	146,607
Electronic Components–0.66%
Corning, Inc.	4,776	207,804
Electronic Manufacturing Services–0.58%
TE Connectivity Ltd.	1,418	183,079
Fertilizers & Agricultural Chemicals–1.90%
Corteva, Inc.	9,641	449,463
Nutrien Ltd. (Canada)	2,805	151,162
		600,625
Shares		Value
Food Distributors–1.46%
Sysco Corp.	3,274	$257,795
US Foods Holding Corp.(b)	5,337	203,446
		461,241
Health Care Distributors–0.80%
McKesson Corp.	1,292	251,992
Health Care Equipment–1.47%
Medtronic PLC	2,617	309,146
Zimmer Biomet Holdings, Inc.	968	154,958
		464,104
Health Care Facilities–0.41%
Universal Health Services, Inc., Class B	962	128,321
Health Care Services–1.58%
Cigna Corp.(c)	1,263	305,317
CVS Health Corp.	2,573	193,567
		498,884
Health Care Supplies–0.38%
Alcon, Inc. (Switzerland)(b)	1,707	119,517
Home Improvement Retail–0.66%
Kingfisher PLC (United Kingdom)(b)	47,589	208,864
Hotels, Resorts & Cruise Lines–0.93%
Booking Holdings, Inc.(b)	126	293,560
Human Resource & Employment Services–0.39%
Adecco Group AG (Switzerland)	1,828	123,112
Insurance Brokers–0.52%
Willis Towers Watson PLC	714	163,420
Integrated Oil & Gas–0.92%
Chevron Corp.	2,771	290,373
Investment Banking & Brokerage–3.63%
Charles Schwab Corp. (The)	3,963	258,309
Goldman Sachs Group, Inc. (The)	1,448	473,496
Morgan Stanley	5,308	412,219
		1,144,024
IT Consulting & Other Services–1.83%
Cognizant Technology Solutions Corp., Class A	7,379	576,447
Managed Health Care–0.73%
Anthem, Inc.	638	229,010
Movies & Entertainment–1.37%
Walt Disney Co. (The)(b)	2,340	431,777
Multi-line Insurance–1.51%
American International Group, Inc.	10,294	475,686
Oil & Gas Exploration & Production–2.69%
Canadian Natural Resources Ltd. (Canada)	4,940	152,717
ConocoPhillips	5,519	292,341

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Devon Energy Corp.	8,547	$186,752
Pioneer Natural Resources Co.	1,365	216,789
		848,599
Other Diversified Financial Services–0.73%
Voya Financial, Inc.	3,605	229,422
Pharmaceuticals–3.18%
Bristol-Myers Squibb Co.(c)	5,127	323,668
GlaxoSmithKline PLC (United Kingdom)	8,482	150,557
Johnson & Johnson	925	152,024
Pfizer, Inc.	3,850	139,485
Sanofi (France)	2,391	236,321
		1,002,055
Railroads–1.41%
CSX Corp.(c)	4,626	446,039
Real Estate Services–1.45%
CBRE Group, Inc., Class A(b)	5,794	458,363
Regional Banks–3.88%
Citizens Financial Group, Inc.	10,101	445,959
PNC Financial Services Group, Inc. (The)	2,123	372,395
Truist Financial Corp.	6,949	405,266
		1,223,620
Semiconductors–3.60%
Intel Corp.	6,862	439,168
Micron Technology, Inc.(b)	2,077	183,212
NXP Semiconductors N.V. (Netherlands)	1,308	263,353
QUALCOMM, Inc.	1,875	248,606
		1,134,339
Specialty Chemicals–0.03%
Axalta Coating Systems Ltd.(b)	347	10,264
Systems Software–0.89%
Oracle Corp.	4,024	282,364
Tobacco–1.36%
Philip Morris International, Inc.	4,841	429,590
Wireless Telecommunication Services–0.86%
Vodafone Group PLC (United Kingdom)	148,432	270,115
Total Common Stocks & Other Equity Interests (Cost $12,352,873)		19,281,886
Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.52%
Aerospace & Defense–0.18%
General Dynamics Corp., 3.88%, 07/15/2021	$45,000	45,101
Raytheon Technologies Corp., 4.45%, 11/16/2038	9,000	10,440
		55,541
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	4,000	4,106
Principal Amount		Value
Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	$16,926	$16,845
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(d)	40,000	44,152
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	20,714	21,540
Series 2018-1, Class AA, 3.50%, 03/01/2030	15,019	15,420
		97,957
Alternative Carriers–0.23%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	74,000	73,226
Application Software–0.88%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(e)	38,000	70,349
1.25%, 04/01/2025	34,000	77,415
Workday, Inc., Conv., 0.25%, 10/01/2022	75,000	129,473
		277,237
Asset Management & Custody Banks–0.57%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	40,000	43,885
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	25,000	27,340
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	5,000	5,284
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	85,000	103,895
		180,404
Automobile Manufacturers–0.34%
General Motors Co., 6.60%, 04/01/2036	16,000	20,798
General Motors Financial Co., Inc., 5.25%, 03/01/2026	21,000	24,072
Toyota Motor Credit Corp., 2.60%, 01/11/2022	60,000	61,084
		105,954
Biotechnology–0.61%
AbbVie, Inc.,
4.50%, 05/14/2035	38,000	44,666
4.05%, 11/21/2039	34,000	38,117
Gilead Sciences, Inc., 4.40%, 12/01/2021	25,000	25,407
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	62,000	83,971
		192,161
Brewers–0.44%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	45,000	52,801
4.90%, 02/01/2046	27,000	32,326
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	35,000	38,147
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Brewers–(continued)
Molson Coors Beverage Co., 4.20%, 07/15/2046	$16,000	$16,704
		139,978
Cable & Satellite–1.79%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	62,000	69,502
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)(f)	63,000	62,622
1.13%, 03/15/2028(d)	30,000	30,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	60,000	62,591
3.85%, 04/01/2061	27,000	24,801
Comcast Corp.,
4.15%, 10/15/2028	30,000	34,355
3.90%, 03/01/2038	10,000	11,246
Cox Communications, Inc., 2.95%, 10/01/2050(d)	5,000	4,433
DISH Network Corp., Conv., 3.38%, 08/15/2026	216,000	208,181
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(d)(e)	58,000	57,014
		565,120
Communications Equipment–0.84%
Cisco Systems, Inc., 1.85%, 09/20/2021	45,000	45,293
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	39,000	38,271
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	71,000	90,972
1.00%, 03/01/2024	68,000	89,718
		264,254
Construction Machinery & Heavy Trucks–0.06%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	20,000	20,111
Consumer Finance–0.15%
American Express Co., 3.63%, 12/05/2024	18,000	19,648
Capital One Financial Corp., 3.20%, 01/30/2023	15,000	15,711
Synchrony Financial, 3.95%, 12/01/2027	10,000	10,781
		46,140
Data Processing & Outsourced Services–0.05%
Fiserv, Inc., 3.80%, 10/01/2023	15,000	16,134
Diversified Banks–1.85%
Bank of America Corp., 3.25%, 10/21/2027	10,000	10,756
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	65,584
3.67%, 07/24/2028(g)	15,000	16,414
4.75%, 05/18/2046	15,000	17,903
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$15,000	$16,227
3.51%, 01/23/2029(g)	15,000	16,235
4.26%, 02/22/2048(g)	10,000	11,630
3.90%, 01/23/2049(g)	15,000	16,535
Series V, 3.52% (3 mo. USD LIBOR + 3.32%)(h)(i)	150,000	149,512
U.S. Bancorp, Series W, 3.10%, 04/27/2026	10,000	10,745
Wells Fargo & Co.,
3.55%, 09/29/2025	30,000	32,720
4.10%, 06/03/2026	95,000	105,665
4.65%, 11/04/2044	15,000	17,327
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	95,000	95,196
		582,449
Diversified Capital Markets–0.41%
Credit Suisse AG (Switzerland), Conv., 0.50%, 06/24/2024(d)	131,000	128,393
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	32,000	32,366
4.50%, 11/18/2034	24,000	26,756
		59,122
Electric Utilities–0.83%
Georgia Power Co., Series B, 3.70%, 01/30/2050	9,000	9,270
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	11,000	12,089
Oglethorpe Power Corp., 4.55%, 06/01/2044	150,000	158,485
Southern Co. (The), 2.35%, 07/01/2021	60,000	60,189
Xcel Energy, Inc.,
0.50%, 10/15/2023	14,000	13,995
3.50%, 12/01/2049	7,000	7,023
		261,051
Environmental & Facilities Services–0.09%
Waste Management, Inc., 3.90%, 03/01/2035	25,000	28,422
General Merchandise Stores–0.07%
Dollar General Corp., 3.25%, 04/15/2023	20,000	21,050
Health Care Equipment–0.93%
Becton, Dickinson and Co., 4.88%, 05/15/2044	86,000	99,255
DexCom, Inc., Conv., 0.75%, 12/01/2023	49,000	108,106
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	51,000	56,962
Medtronic, Inc., 4.38%, 03/15/2035	15,000	18,057
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	10,000	11,006
		293,386
Health Care Services–0.29%
Cigna Corp., 4.80%, 08/15/2038	9,000	10,776
CVS Health Corp., 3.38%, 08/12/2024	20,000	21,537
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Health Care Services–(continued)
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	$33,000	$33,770
4.70%, 02/01/2045	22,000	25,031
		91,114
Health Care Technology–0.34%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027(d)	97,000	108,281
Hotels, Resorts & Cruise Lines–0.20%
Booking Holdings, Inc.,
Conv., 0.90%, 09/15/2021	40,000	46,980
0.75%, 05/01/2025(d)	10,000	14,750
		61,730
Industrial Conglomerates–0.05%
Honeywell International, Inc., 0.41% (3 mo. USD LIBOR + 0.23%), 08/19/2022(i)	17,000	17,014
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	5,000	5,391
Integrated Oil & Gas–0.14%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	26,000	23,234
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	18,000	19,580
		42,814
Integrated Telecommunication Services–0.62%
AT&T, Inc.,
3.00%, 06/30/2022	28,000	28,785
4.50%, 05/15/2035	25,000	28,240
Verizon Communications, Inc., 4.40%, 11/01/2034	120,000	137,380
		194,405
Interactive Home Entertainment–0.08%
Zynga, Inc., Conv., 0.00%, 12/15/2026(d)(f)	25,000	26,641
Interactive Media & Services–0.02%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(d)	7,000	7,368
Internet & Direct Marketing Retail–0.91%
Amazon.com, Inc., 4.80%, 12/05/2034	9,000	11,323
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	94,000	168,025
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	113,000	107,897
		287,245
Internet Services & Infrastructure–0.20%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	55,000	62,975
Investment Banking & Brokerage–0.92%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	27,000	30,156
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	198,000	220,948
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 4.00%, 07/23/2025	$35,000	$38,865
		289,969
Life & Health Insurance–0.48%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	16,000	17,802
Athene Global Funding, 4.00%, 01/25/2022(d)	45,000	46,319
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	20,000	21,337
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	10,000	10,098
3.25%, 01/30/2024(d)	15,000	16,017
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	35,000	40,362
		151,935
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	16,000	17,246
Movies & Entertainment–1.08%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(e)	55,000	25,608
1.38%, 10/15/2023	158,000	201,952
Liberty Formula One, Conv., 1.00%, 01/30/2023	20,000	25,447
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	62,000	86,918
		339,925
Multi-line Insurance–0.14%
American International Group, Inc., 4.38%, 01/15/2055	40,000	44,760
Multi-Utilities–0.06%
NiSource, Inc., 4.38%, 05/15/2047	9,000	10,118
Sempra Energy, 3.80%, 02/01/2038	8,000	8,620
		18,738
Office REITs–0.08%
Office Properties Income Trust, 4.00%, 07/15/2022	25,000	25,650
Oil & Gas Exploration & Production–0.10%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	16,000	17,021
ConocoPhillips, 4.15%, 11/15/2034	13,000	14,475
		31,496
Oil & Gas Storage & Transportation–0.48%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	2,000	2,144
4.90%, 03/15/2035	19,000	20,083
5.00%, 05/15/2050	8,000	8,293
Enterprise Products Operating LLC, 4.25%, 02/15/2048	10,000	10,656
Kinder Morgan, Inc., 5.30%, 12/01/2034	23,000	27,190
MPLX L.P.,
4.50%, 07/15/2023	65,000	70,047
4.50%, 04/15/2038	11,000	12,038
		150,451
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Other Diversified Financial Services–1.27%
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	$168,000	$178,281
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	168,000	221,693
		399,974
Packaged Foods & Meats–0.04%
Kraft Heinz Foods Co. (The), 4.63%, 10/01/2039	10,000	10,838
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	3,000	3,365
		14,203
Pharmaceuticals–1.34%
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	200,000	202,642
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	18,000	20,991
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026(d)	37,000	47,684
Pacira BioSciences, Inc.,
Conv., 2.38%, 04/01/2022	7,000	8,479
0.75%, 08/01/2025(d)	23,000	27,975
Pfizer, Inc.,
3.00%, 09/15/2021	50,000	50,625
2.20%, 12/15/2021	15,000	15,213
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	33,000	31,978
Utah Acquisition Sub, Inc., 3.15%, 06/15/2021	17,000	17,054
		422,641
Property & Casualty Insurance–0.09%
Allstate Corp. (The), 3.28%, 12/15/2026	10,000	11,008
Markel Corp., 5.00%, 05/20/2049	15,000	18,576
		29,584
Railroads–0.10%
Norfolk Southern Corp., 3.40%, 11/01/2049	5,000	4,993
Union Pacific Corp., 4.15%, 01/15/2045	25,000	27,487
		32,480
Real Estate Services–0.23%
Redfin Corp., Conv., 0.00%, 10/15/2025(d)(f)	62,000	72,811
Regional Banks–0.12%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	15,000	15,073
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	20,000	21,626
		36,699
Reinsurance–0.05%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	15,000	16,442
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	20,000	21,888
Principal Amount		Value
Retail REITs–0.02%
Regency Centers L.P., 2.95%, 09/15/2029	$5,000	$5,090
Semiconductors–1.27%
Broadcom, Inc., 3.47%, 04/15/2034(d)	30,000	30,181
Cree, Inc.,
Conv., 0.88%, 09/01/2023	42,000	77,597
1.75%, 05/01/2026(d)	28,000	66,273
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	139,000	164,976
Micron Technology, Inc., 4.66%, 02/15/2030	10,000	11,378
NVIDIA Corp., 2.20%, 09/16/2021	20,000	20,147
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(d)	20,000	23,373
Texas Instruments, Inc., 2.63%, 05/15/2024	5,000	5,302
		399,227
Soft Drinks–0.11%
PepsiCo, Inc., 3.00%, 08/25/2021	35,000	35,382
Specialized REITs–0.07%
American Tower Corp., 1.60%, 04/15/2026	21,000	21,068
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	3,000	3,510
Systems Software–0.61%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(e)	77,000	76,654
Series A, Conv., 1.00%, 06/01/2025(e)	76,000	75,096
Microsoft Corp., 3.50%, 02/12/2035	37,000	41,413
		193,163
Technology Distributors–0.10%
Avnet, Inc., 4.63%, 04/15/2026	30,000	33,145
Technology Hardware, Storage & Peripherals–0.45%
Apple, Inc.,
2.15%, 02/09/2022	39,000	39,647
3.35%, 02/09/2027	10,000	10,993
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(d)	26,000	28,425
Western Digital Corp., Conv., 1.50%, 02/01/2024	61,000	62,609
		141,674
Tobacco–0.14%
Altria Group, Inc., 5.80%, 02/14/2039	36,000	44,006
Trading Companies & Distributors–0.15%
Air Lease Corp., 4.25%, 09/15/2024	35,000	38,270
Aircastle Ltd., 4.40%, 09/25/2023	10,000	10,655
		48,925
Trucking–0.14%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	40,000	43,578
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Wireless Telecommunication Services–0.05%
Rogers Communications, Inc. (Canada), 4.30%, 02/15/2048	$15,000	$16,369
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,538,686)		7,419,203
U.S. Treasury Securities–9.88%
U.S. Treasury Bonds–1.21%
1.88%, 02/15/2041	100,000	93,140
1.63%, 11/15/2050	345,300	287,840
		380,980
U.S. Treasury Notes–8.67%
0.13%, 03/31/2023	1,118,000	1,117,301
0.25%, 03/15/2024	113,000	112,704
0.75%, 03/31/2026	799,500	792,598
1.25%, 03/31/2028	317,300	314,053
1.13%, 02/15/2031	423,900	400,553
		2,737,209
Total U.S. Treasury Securities (Cost $3,157,380)		3,118,189
Shares		Value
Preferred Stocks–0.30%
Asset Management & Custody Banks–0.30%
AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,269)	1,700	$94,669
Money Market Funds–6.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	736,123	736,123
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	380,187	380,339
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	841,283	841,283
Total Money Market Funds (Cost $1,957,745)		1,957,745
TOTAL INVESTMENTS IN SECURITIES–101.03% (Cost $24,112,953)		31,871,692
OTHER ASSETS LESS LIABILITIES—(1.03)%		(325,482)
NET ASSETS–100.00%		$31,546,210
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $1,548,367, which represented 4.91% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Zero coupon bond issued at a discount.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,587	$1,279,879	$(1,057,343)	$-	$-	$736,123	$35
Invesco Liquid Assets Portfolio, Institutional Class	194,406	914,199	(728,286)	8	12	380,339	12
Invesco Treasury Portfolio, Institutional Class	586,956	1,462,719	(1,208,392)	-	-	841,283	13
Total	$1,294,949	$3,656,797	$(2,994,021)	$8	$12	$1,957,745	$60

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	21	June-2021	$(4,165,770)	$(49,245)	$(49,245)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CHF	177,253	USD	190,417	$2,792
04/23/2021	State Street Bank & Trust Co.	EUR	153,251	USD	182,268	2,488
04/23/2021	State Street Bank & Trust Co.	GBP	357,468	USD	493,077	244
04/23/2021	State Street Bank & Trust Co.	USD	6,078	CAD	7,644	6
04/23/2021	State Street Bank & Trust Co.	USD	16,145	GBP	11,773	86
Subtotal—Appreciation						5,616
Currency Risk
04/23/2021	State Street Bank & Trust Co.	CAD	151,972	USD	120,877	(58)
04/23/2021	State Street Bank & Trust Co.	USD	3,592	CHF	3,367	(28)
04/23/2021	State Street Bank & Trust Co.	USD	2,465	EUR	2,084	(21)
Subtotal—Depreciation						(107)
Total Forward Foreign Currency Contracts						$5,509

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$18,173,400	$1,108,486	$—	$19,281,886
U.S. Dollar Denominated Bonds & Notes	—	7,419,203	—	7,419,203
U.S. Treasury Securities	—	3,118,189	—	3,118,189
Preferred Stocks	94,669	—	—	94,669
Money Market Funds	1,957,745	—	—	1,957,745
Total Investments in Securities	20,225,814	11,645,878	—	31,871,692
Other Investments - Assets*
Forward Foreign Currency Contracts	—	5,616	—	5,616
Other Investments - Liabilities*
Futures Contracts	(49,245)	—	—	(49,245)
Forward Foreign Currency Contracts	—	(107)	—	(107)
	(49,245)	(107)	—	(49,352)
Total Other Investments	(49,245)	5,509	—	(43,736)
Total Investments	$20,176,569	$11,651,387	$—	$31,827,956

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco V.I. Equity and Income Fund (the “Acquiring Fund”).
The reorganization was consummated on April 30, 2021. Upon closing of the reorganization, shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund liquidated and ceased operations.
Invesco V.I. Managed Volatility Fund